CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 98.9%
Australia - 6.8%
AGL Energy Ltd.	6,090	94,194
Alumina Ltd.	14,501	24,972
Amcor Ltd.	10,280	112,477
AMP Ltd. (1)	28,396	42,409
APA Group	11,361	80,647
Aristocrat Leisure Ltd.	4,773	83,244
ASX Ltd.	1,623	80,623
Aurizon Holdings Ltd.	16,477	53,270
AusNet Services	27,031	34,087
Australia & New Zealand Banking Group Ltd.	24,139	446,434
Bank of Queensland Ltd. (1)	3,884	25,112
Bendigo & Adelaide Bank Ltd. (1)	4,706	32,388
BGP Holdings plc (2)(3)	77,172	-
BHP Group Ltd.	26,444	722,802
BlueScope Steel Ltd.	4,388	43,553
Boral Ltd.	10,917	35,632
Brambles Ltd.	14,024	117,239
Caltex Australia Ltd.	2,659	49,469
Challenger Ltd. (1)	5,824	34,325
CIMIC Group Ltd.	1,008	34,624
Coca-Cola Amatil Ltd.	5,839	35,887
Cochlear Ltd.	583	71,885
Coles Group Ltd. (2)	8,208	69,085
Commonwealth Bank of Australia	15,572	781,622
Computershare Ltd.	3,586	43,592
Crown Resorts Ltd.	3,713	30,366
CSL Ltd.	3,857	535,168
Dexus	9,023	81,663
Domino’s Pizza Enterprises Ltd. (1)	625	19,272
Flight Centre Travel Group Ltd. (1)	565	16,878
Fortescue Metals Group Ltd.	15,873	80,335
Goodman Group	14,771	140,084
GPT Group (The)	14,077	62,094
Harvey Norman Holdings Ltd. (1)	5,671	16,193
Incitec Pivot Ltd.	17,202	38,145
Insurance Australia Group Ltd.	16,600	90,612
Lend Lease Group	5,044	44,383
Macquarie Group Ltd.	2,911	268,091
Medibank Pvt Ltd. (1)	21,199	41,611
Mirvac Group	28,589	55,846
National Australia Bank Ltd.	23,635	424,678
Newcrest Mining Ltd.	6,846	123,981
Oil Search Ltd.	12,475	69,408

Orica Ltd.	2,068	25,902
Origin Energy Ltd.	13,013	66,614
QBE Insurance Group Ltd.	9,679	84,681
Ramsay Health Care Ltd. (1)	1,442	65,941
REA Group Ltd.	537	28,518
Rio Tinto Ltd.	3,172	220,903
Santos Ltd.	13,517	65,446
Scentre Group	45,895	133,972
Seek Ltd. (1)	3,336	41,617
Sonic Healthcare Ltd. (1)	4,020	70,159
South32 Ltd.	48,353	128,415
Stockland	19,317	52,837
Suncorp Group Ltd.	11,669	114,291
Sydney Airport	11,138	58,796
TABCORP Holdings Ltd.	15,814	51,895
Telstra Corp. Ltd.	37,215	87,755
TPG Telecom Ltd. (1)	3,460	17,085
Transurban Group	20,409	191,418
Treasury Wine Estates Ltd.	6,449	68,457
Vicinity Centres	25,959	47,930
Washington H Soul Pattinson & Co. Ltd.	1,000	18,714
Wesfarmers Ltd. (1)	10,212	251,470
Westpac Banking Corp.	30,242	557,464
Woodside Petroleum Ltd.	8,670	212,849
Woolworths Group Ltd. (1)	10,629	229,543
WorleyParsons Ltd. (1)	1,653	16,591
		8,197,643

Austria - 0.2%
Andritz AG	669	28,693
Erste Group Bank AG	2,528	92,913
OMV AG	1,002	54,410
Raiffeisen Bank International AG	1,194	26,820
Verbund AG	1,006	48,315
Voestalpine AG	1,159	35,232
		286,383

Belgium - 1.0%
Ageas	1,514	73,030
Anheuser-Busch InBev SA/NV	6,687	561,335
Colruyt SA	686	50,690
Groupe Bruxelles Lambert SA	572	55,610
KBC Groep NV	2,172	151,846
Proximus	1,550	44,796
Solvay SA	647	70,048
Telenet Group Holding NV	537	25,824
UCB SA	1,084	93,118
Umicore SA (1)	1,940	86,345
		1,212,642

China - 0.0% (4)
BeiGene Ltd. ADR (1)(2)	185	24,420
Minth Group Ltd.	6,000	18,919
		43,339

Denmark - 1.8%
AP Moller - Maersk A/S, Class A	38	45,986
AP Moller - Maersk A/S, Class B (1)	63	79,874
Carlsberg A/S, Class B	953	119,171
Chr Hansen Holding A/S	842	85,466
Coloplast A/S, Class B	1,084	118,991
Danske Bank A/S	6,396	112,427
Demant A/S (2)	1,220	36,108
DSV A/S	1,748	144,651
Genmab A/S (2)	505	87,627
H Lundbeck A/S	411	17,823
ISS A/S	1,703	51,868
Novo Nordisk A/S, Class B	15,776	824,538
Novozymes A/S, Class B	1,509	69,400
Orsted A/S (5)	1,584	120,147
Pandora A/S	992	46,482
Tryg A/S	1,180	32,393
Vestas Wind Systems A/S	1,796	151,378
		2,144,330

Finland - 1.2%
Elisa Oyj	1,450	65,461
Fortum Oyj	3,869	79,244
Kone Oyj, Class B	2,681	135,412
Metso Oyj	1,149	39,614
Neste Oyj	1,105	117,794
Nokia Oyj	48,318	275,249
Nokian Renkaat Oyj	1,167	39,112
Nordea Bank Abp (1)	25,452	193,813
Orion Oyj, Class B	1,045	39,267
Sampo Oyj, Class A	3,936	178,391
Stora Enso Oyj, Class R	4,859	59,490
UPM-Kymmene Oyj	4,098	119,690
Wartsila Oyj Abp	3,830	61,942
		1,404,479

France - 10.3%
Accor SA	1,534	62,141
Aeroports de Paris	234	45,274
Air Liquide SA	3,829	487,284
Alstom SA	946	41,020
Amundi SA (5)	600	37,786
Arkema SA	578	55,140
Atos SE	785	75,782
AXA SA	17,356	436,519

BioMerieux	321	26,550
BNP Paribas SA	9,829	467,744
Bollore SA	8,863	40,077
Bouygues SA	2,111	75,465
Bureau Veritas SA	2,318	54,382
Capgemini SE	1,472	178,615
Carrefour SA	4,175	78,019
Casino Guichard-Perrachon SA	619	26,837
Cie de Saint-Gobain	4,545	164,797
Cie Generale des Etablissements Michelin SCA	1,561	184,423
CNP Assurances	1,750	38,532
Covivio	345	36,615
Credit Agricole SA	10,461	126,305
Danone SA	5,408	416,421
Dassault Aviation SA	9	13,275
Dassault Systemes SE	1,153	171,853
Edenred	2,118	96,455
Eiffage SA	600	57,677
Electricite de France SA	4,006	54,840
Engie SA	14,360	214,148
EssilorLuxottica SA	2,499	272,990
Eurazeo SE	454	34,138
Eutelsat Communications SA	1,779	31,154
Faurecia SA	412	17,343
Gecina SA	419	61,982
Getlink SE	3,977	60,308
Hermes International	288	190,158
Icade SA	224	18,948
Iliad SA	269	27,029
Imerys SA	365	18,208
Ingenico Group	559	39,930
Ipsen SA	305	41,825
JC Decaux SA	757	23,039
Kering SA	628	360,222
Klepierre SA	1,998	69,908
L’Oreal SA	2,126	572,513
Legrand SA	1,999	133,833
LVMH Moet Hennessy Louis Vuitton SE	2,394	881,791
Natixis SA	7,719	41,345
Orange SA	17,649	287,733
Pernod-Ricard SA	1,915	343,859
Peugeot SA	4,946	120,690
Publicis Groupe SA	1,961	104,996
Remy Cointreau SA	223	29,745
Renault SA	1,759	116,301
Rexel SA	3,081	34,770
Safran SA	3,002	411,456
Sanofi SA	9,773	864,169
Sartorius Stedim Biotech	147	18,626
Schneider Electric SE	4,674	366,856

SCOR SE	1,419	60,438
SEB SA	175	29,464
Societe BIC SA	293	26,120
Societe Generale SA	6,891	199,105
Sodexo SA	778	85,673
Suez	3,330	44,123
Teleperformance	379	68,132
Thales SA	954	114,299
Total SA	21,567	1,200,188
Ubisoft Entertainment SA (2)	765	68,217
Unibail-Rodamco-Westfield	1,323	216,955
Valeo SA (1)	2,186	63,466
Veolia Environnement SA	4,212	94,239
Vinci SA	4,541	441,848
Vivendi SA	9,402	272,470
Wendel SA	198	24,952
		12,369,530

Germany - 8.4%
1&1 Drillisch AG	500	17,818
adidas AG	1,576	383,317
Allianz SE	3,655	814,508
Axel Springer SE	440	22,745
BASF SE	7,814	576,258
Bayer AG	8,078	520,158
Bayerische Motoren Werke AG	2,671	206,239
Bayerische Motoren Werke AG, PFC Shares	555	36,537
Beiersdorf AG	943	98,172
Brenntag AG	1,412	72,595
Commerzbank AG (2)	9,705	75,239
Continental AG	995	150,105
Covestro AG (5)	1,407	77,626
Daimler AG	7,922	464,889
Delivery Hero SE (2)(5)	811	29,310
Deutsche Bank AG	16,668	135,878
Deutsche Boerse AG	1,754	224,897
Deutsche Lufthansa AG	2,376	52,227
Deutsche Post AG	9,057	294,742
Deutsche Telekom AG	29,068	482,912
Deutsche Wohnen SE	3,115	151,156
E.ON SE	17,371	193,309
Evonik Industries AG	1,650	45,027
Fraport AG Frankfurt Airport Services Worldwide	424	32,527
Fresenius Medical Care AG & Co. KGaA	1,903	153,800
Fresenius SE & Co. KGaA	3,759	210,098
Fuchs Petrolub SE, PFC Shares	708	29,226
GEA Group AG	1,575	41,279
Hannover Rueck SE	541	77,737
HeidelbergCement AG	1,352	97,455
Henkel AG & Co. KGaA	931	88,587

Henkel AG & Co. KGaA, PFC Shares	1,492	152,444
Hochtief AG	211	30,572
Hugo Boss AG	558	38,153
Infineon Technologies AG	10,311	204,698
Innogy SE (5)	1,405	64,988
KION Group AG	300	15,698
Lanxess AG	810	43,303
Merck KGaA	1,141	130,269
METRO AG	1,662	27,603
MTU Aero Engines AG	460	104,264
Muenchener Rueckversicherungs-Gesellschaft AG	1,354	320,890
OSRAM Licht AG	907	31,245
Porsche Automobil Holding SE, PFC Shares	1,254	78,692
ProSiebenSat.1 Media SE	1,461	20,800
Puma SE (2)	56	32,457
RTL Group SA	344	18,804
RWE AG	4,542	121,963
SAP SE	8,425	973,968
Sartorius AG, PFC Shares	314	53,963
Siemens AG	6,542	703,543
Siemens Healthineers AG (5)	983	41,041
Symrise AG	1,151	103,760
Telefonica Deutschland Holding AG	7,582	23,841
ThyssenKrupp AG	3,750	51,585
TUI AG (1)	4,204	40,322
Uniper SE	1,843	55,631
United Internet AG	1,054	38,541
Volkswagen AG	330	53,799
Volkswagen AG, PFC Shares	1,662	262,022
Vonovia SE	4,410	228,859
Wirecard AG	921	115,699
Zalando SE (2)(5)	881	34,420
		10,074,210

Hong Kong - 4.0%
AIA Group Ltd.	104,566	1,045,636
ASM Pacific Technology Ltd.	3,274	36,584
Bank of East Asia Ltd. (The)	7,110	23,113
BOC Hong Kong Holdings Ltd.	33,956	140,915
CK Asset Holdings Ltd.	23,066	205,421
CK Hutchison Holdings Ltd.	21,847	229,729
CK Infrastructure Holdings Ltd.	6,756	55,453
CLP Holdings Ltd.	14,122	163,795
Dairy Farm International Holdings Ltd.	3,000	25,185
Galaxy Entertainment Group Ltd.	17,913	122,077
Hang Lung Group Ltd.	8,939	28,736
Hang Lung Properties Ltd.	13,000	31,752
Hang Seng Bank Ltd.	6,440	159,022
Henderson Land Development Co. Ltd.	13,460	85,664
HK Electric Investments & HK Electric Investments Ltd.	27,027	27,619

HKT Trust & HKT Ltd.	27,020	43,448
Hong Kong & China Gas Co. Ltd.	85,750	205,649
Hong Kong Exchanges & Clearing Ltd.	10,306	360,076
Hongkong Land Holdings Ltd.	9,294	66,151
Hysan Development Co. Ltd.	6,398	34,295
Jardine Matheson Holdings Ltd.	2,019	126,045
Jardine Strategic Holdings Ltd.	2,100	78,771
Kerry Properties Ltd.	6,621	29,601
Link	18,689	218,804
Melco Resorts & Entertainment Ltd. ADR	1,940	43,825
MGM China Holdings Ltd.	9,686	20,312
MTR Corp. Ltd.	11,981	74,233
New World Development Co. Ltd.	57,431	95,319
NWS Holdings Ltd.	15,628	34,215
PCCW Ltd.	42,738	26,571
Power Assets Holdings Ltd.	11,042	76,609
Sands China Ltd.	19,483	98,057
Shangri-La Asia Ltd.	12,775	18,162
Sino Land Co. Ltd.	31,433	60,863
SJM Holdings Ltd.	21,000	24,006
Sun Hung Kai Properties Ltd.	12,652	217,497
Swire Pacific Ltd., Class A	4,537	58,441
Swire Properties Ltd.	11,929	51,341
Techtronic Industries Co. Ltd.	12,025	80,984
WH Group Ltd. (5)	81,549	87,227
Wharf Holdings Ltd. (The)	8,906	26,923
Wharf Real Estate Investment Co. Ltd.	11,905	88,724
Wheelock & Co. Ltd.	6,286	46,133
Wynn Macau Ltd.	15,891	37,529
Yue Yuen Industrial Holdings Ltd.	7,565	26,044
		4,836,556

Ireland - 0.8%
AIB Group plc	8,000	36,000
Bank of Ireland Group plc	7,679	45,828
CRH plc	7,474	231,661
DCC plc	788	68,180
Experian plc	8,558	231,625
James Hardie Industries plc CDI (1)	3,691	47,622
Kerry Group plc, Class A	1,467	163,808
Kingspan Group plc	964	44,669
Paddy Power Betfair plc	656	50,631
Ryanair Holdings plc (2)	1,686	22,071
Smurfit Kappa Group plc	1,686	47,122
		989,217

Israel - 0.5%
Azrieli Group Ltd.	432	25,589
Bank Hapoalim BM	9,511	63,207
Bank Leumi Le-Israel BM	13,251	86,814

Bezeq The Israeli Telecommunication Corp. Ltd.	21,147	15,210
Check Point Software Technologies Ltd. (2)	1,150	145,464
Elbit Systems Ltd.	200	25,907
Israel Chemicals Ltd.	5,940	31,036
Mizrahi Tefahot Bank Ltd.	1,418	29,226
Nice Ltd. (2)	292	35,664
Teva Pharmaceutical Industries Ltd. ADR (2)	8,665	135,867
Wix.com Ltd. (2)	425	51,353
		645,337

Italy - 2.1%
Assicurazioni Generali SpA	10,635	197,178
Atlantia SpA	4,209	109,156
Davide Campari-Milano SpA	5,508	54,114
Enel SpA	72,788	466,411
Eni SpA	21,945	387,736
Ferrari NV	1,129	151,679
Intesa Sanpaolo SpA	130,530	318,560
Leonardo SpA	3,780	44,025
Mediobanca Banca di Credito Finanziario SpA	5,772	60,098
Moncler SpA	1,356	54,728
Pirelli & C SpA (2)(5)	2,992	19,291
Poste Italiane SpA (5)	5,326	51,881
Prysmian SpA (1)	1,988	37,678
Recordati SpA	751	29,263
Snam SpA	21,569	110,954
Telecom Italia SpA (1)(2)	103,232	64,298
Telecom Italia SpA, PFC Shares	61,458	34,903
Terna Rete Elettrica Nazionale SpA	12,851	81,563
UniCredit SpA	16,810	215,933
		2,489,449

Japan - 23.7%
ABC-Mart, Inc.	336	20,004
Acom Co. Ltd. (1)	4,068	14,544
AEON Co. Ltd.	5,767	120,792
AEON Financial Service Co. Ltd.	1,135	23,146
AEON Mall Co. Ltd.	1,161	19,108
AGC, Inc.	1,656	58,168
Air Water, Inc.	1,519	22,063
Aisin Seiki Co. Ltd.	1,652	59,140
Ajinomoto Co., Inc.	4,199	67,213
Alfresa Holdings Corp.	1,916	54,600
Alps Alpine Co. Ltd.	1,919	40,122
Amada Holdings Co. Ltd.	2,469	24,498
ANA Holdings, Inc.	883	32,395
Aozora Bank Ltd.	906	22,389
Asahi Group Holdings Ltd.	3,315	147,976
Asahi Intecc Co. Ltd.	800	37,676
Asahi Kasei Corp.	11,670	120,857

Asics Corp. (1)	1,631	21,948
Astellas Pharma, Inc.	15,601	234,417
Bandai Namco Holdings, Inc.	1,737	81,554
Bank of Kyoto Ltd. (The)	618	25,876
Benesse Holdings, Inc.	678	17,644
Bridgestone Corp.	4,984	192,051
Brother Industries Ltd.	1,905	35,381
Calbee, Inc.	818	22,093
Canon, Inc.	8,100	235,184
Casio Computer Co. Ltd. (1)	1,531	20,035
Central Japan Railway Co.	1,259	292,650
Chiba Bank Ltd. (The)	5,241	28,500
Chubu Electric Power Co., Inc.	5,569	87,061
Chugai Pharmaceutical Co. Ltd.	1,982	136,518
Chugoku Electric Power Co., Inc. (The) (1)	2,837	35,413
Coca-Cola Bottlers Japan Holdings, Inc.	1,200	30,524
Concordia Financial Group Ltd.	9,831	38,010
Credit Saison Co. Ltd.	1,512	20,005
CyberAgent, Inc. (1)	600	24,552
Dai Nippon Printing Co. Ltd. (1)	2,105	50,421
Dai-ichi Life Holdings, Inc.	9,813	136,610
Daicel Corp.	2,854	31,083
Daifuku Co. Ltd.	900	47,078
Daiichi Sankyo Co. Ltd.	5,200	240,124
Daikin Industries Ltd.	2,273	267,179
Daito Trust Construction Co. Ltd.	616	85,943
Daiwa House Industry Co. Ltd.	5,132	163,442
Daiwa House REIT Investment Corp.	11	24,402
Daiwa Securities Group, Inc.	14,525	70,799
DeNA Co., Ltd.	1,400	21,104
Denso Corp.	4,022	157,136
Dentsu, Inc.	1,905	80,624
Disco Corp. (1)	200	28,642
East Japan Railway Co.	2,650	255,900
Eisai Co. Ltd.	2,251	126,657
Electric Power Development Co. Ltd.	1,493	36,407
FamilyMart UNY Holdings Co. Ltd. (1)	2,532	64,543
FANUC Corp.	1,662	284,225
Fast Retailing Co. Ltd.	536	252,435
Fuji Electric Co. Ltd. (1)	1,141	32,485
FUJIFILM Holdings Corp.	3,627	165,203
Fujitsu Ltd.	1,652	119,472
Fukuoka Financial Group, Inc.	1,577	35,018
Hakuhodo DY Holdings, Inc.	2,178	35,071
Hamamatsu Photonics KK	751	29,134
Hankyu Hanshin Holdings, Inc.	2,062	77,403
Hikari Tsushin, Inc.	219	41,568
Hino Motors Ltd.	2,636	22,253
Hirose Electric Co. Ltd. (1)	342	36,012
Hisamitsu Pharmaceutical Co., Inc.	630	29,060

Hitachi Chemical Co. Ltd.	1,062	23,634
Hitachi Construction Machinery Co. Ltd. (1)	1,096	29,218
Hitachi High-Technologies Corp.	702	28,845
Hitachi Ltd.	8,784	285,398
Hitachi Metals Ltd.	2,186	25,467
Honda Motor Co. Ltd.	13,901	377,562
Hoshizaki Corp.	316	19,616
HOYA Corp.	3,523	233,354
Hulic Co. Ltd.	3,040	29,871
Idemitsu Kosan Co. Ltd. (1)	897	30,003
IHI Corp.	1,298	31,269
Iida Group Holdings Co. Ltd.	1,500	27,218
INPEX Corp.	8,491	80,774
Isetan Mitsukoshi Holdings Ltd.	3,424	34,640
Isuzu Motors Ltd.	5,055	66,599
ITOCHU Corp.	11,548	209,293
J Front Retailing Co. Ltd.	2,460	29,313
Japan Airlines Co. Ltd.	820	28,896
Japan Airport Terminal Co. Ltd. (1)	400	16,948
Japan Exchange Group, Inc.	4,518	80,642
Japan Post Bank Co. Ltd.	2,200	24,038
Japan Post Holdings Co. Ltd.	12,700	148,639
Japan Prime Realty Investment Corp.	8	32,932
Japan Real Estate Investment Corp.	10	58,947
Japan Retail Fund Investment Corp.	20	40,192
Japan Tobacco, Inc.	8,834	218,799
JFE Holdings, Inc.	4,625	78,721
JGC Corp. (1)	2,113	28,174
JSR Corp.	1,959	30,478
JTEKT Corp. (1)	2,275	28,092
JXTG Holdings, Inc.	26,738	122,057
Kajima Corp.	3,581	52,973
Kakaku.com, Inc.	1,455	28,031
Kamigumi Co. Ltd.	1,188	27,554
Kaneka Corp.	570	21,399
Kansai Electric Power Co., Inc. (The)	6,078	89,633
Kansai Paint Co. Ltd. (1)	1,523	29,112
Kao Corp.	4,201	331,571
Kawasaki Heavy Industries Ltd. (1)	1,447	35,789
KDDI Corp.	15,067	324,502
Keihan Holdings Co. Ltd.	838	35,279
Keikyu Corp.	2,389	40,589
Keio Corp.	979	63,328
Keisei Electric Railway Co. Ltd.	1,406	51,131
Keyence Corp.	840	525,164
Kikkoman Corp. (1)	1,101	54,137
Kintetsu Group Holdings Co. Ltd.	1,546	72,114
Kirin Holdings Co. Ltd.	7,326	175,265
Kobayashi Pharmaceutical Co. Ltd.	400	33,843
Kobe Steel Ltd.	3,157	23,751

Koito Manufacturing Co. Ltd.	947	53,840
Komatsu Ltd.	8,246	192,326
Konami Holdings Corp.	951	41,378
Konica Minolta, Inc.	4,612	45,475
Kose Corp.	308	56,768
Kubota Corp.	9,011	130,977
Kuraray Co. Ltd.	2,718	34,672
Kurita Water Industries Ltd.	1,032	26,424
Kyocera Corp.	2,948	173,587
Kyowa Hakko Kirin Co. Ltd.	2,644	57,701
Kyushu Electric Power Co., Inc. (1)	3,051	36,038
Kyushu Railway Co.	900	29,605
Lawson, Inc.	500	27,737
LINE Corp. (1)(2)	439	15,459
Lion Corp.	1,722	36,290
LIXIL Group Corp.	2,113	28,241
M3, Inc.	3,958	66,612
Makita Corp.	1,948	68,082
Marubeni Corp.	14,833	102,843
Marui Group Co. Ltd. (1)	2,130	43,067
Maruichi Steel Tube Ltd.	575	16,772
Mazda Motor Corp. (1)	4,510	50,566
McDonald’s Holdings Company (Japan), Ltd.	677	31,320
Mebuki Financial Group, Inc.	9,500	24,316
Medipal Holdings Corp.	1,745	41,520
MEIJI Holdings Co. Ltd.	967	78,609
MinebeaMitsumi, Inc.	3,459	52,212
MISUMI Group, Inc. (1)	2,280	56,925
Mitsubishi Chemical Holdings Corp.	11,222	79,257
Mitsubishi Corp.	11,890	331,032
Mitsubishi Electric Corp.	16,660	214,954
Mitsubishi Estate Co. Ltd.	9,268	168,167
Mitsubishi Gas Chemical Co., Inc. (1)	1,148	16,443
Mitsubishi Heavy Industries Ltd.	2,244	93,382
Mitsubishi Materials Corp.	1,000	26,443
Mitsubishi Motors Corp.	3,200	17,050
Mitsubishi Tanabe Pharma Corp.	1,789	23,963
Mitsubishi UFJ Financial Group, Inc.	100,876	498,912
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,566	23,308
Mitsui & Co. Ltd.	13,675	212,789
Mitsui Chemicals, Inc.	1,475	35,725
Mitsui Fudosan Co. Ltd.	7,831	197,275
Mitsui OSK Lines Ltd. (1)	1,100	23,734
Mizuho Financial Group, Inc.	208,814	323,134
MonotaRO Co. Ltd. (1)	1,600	35,768
MS&AD Insurance Group Holdings, Inc.	4,228	128,821
Murata Manufacturing Co. Ltd.	4,914	245,921
Nabtesco Corp.	1,148	33,641
Nagoya Railroad Co. Ltd.	1,275	35,333
NEC Corp.	1,755	59,482

Nexon Co. Ltd. (2)	3,550	55,828
NGK Insulators Ltd. (1)	1,971	28,715
NGK Spark Plug Co. Ltd.	1,223	22,779
NH Foods Ltd.	883	31,816
Nidec Corp.	2,014	256,452
Nikon Corp. (1)	2,874	40,634
Nintendo Co. Ltd.	1,021	292,711
Nippon Building Fund, Inc.	12	81,255
Nippon Electric Glass Co. Ltd.	900	23,912
Nippon Express Co. Ltd.	576	32,116
Nippon Paint Holdings Co. Ltd. (1)	1,458	57,553
Nippon Prologis REIT, Inc.	10	21,290
Nippon Steel & Sumitomo Metal Corp.	5,275	93,371
Nippon Telegraph & Telephone Corp.	5,902	251,609
Nippon Yusen KK (1)	1,300	19,091
Nissan Chemical Corp.	1,247	57,284
Nissan Motor Co. Ltd. (1)	20,743	170,344
Nisshin Seifun Group, Inc.	1,417	32,574
Nissin Foods Holdings Co. Ltd.	498	34,265
Nitori Holdings Co. Ltd.	716	92,575
Nitto Denko Corp.	1,470	77,482
Nomura Holdings, Inc.	31,557	114,036
Nomura Real Estate Holdings, Inc.	1,270	24,438
Nomura Real Estate Master Fund, Inc.	29	42,720
Nomura Research Institute Ltd.	1,000	45,550
NSK Ltd.	3,396	31,930
NTT Data Corp.	6,430	71,088
NTT DoCoMo, Inc.	11,724	259,846
Obayashi Corp.	5,320	53,619
Obic Co. Ltd.	660	66,742
Odakyu Electric Railway Co. Ltd.	2,305	55,934
Oji Holdings Corp.	8,273	51,482
Olympus Corp.	10,276	111,795
Omron Corp. (1)	1,663	78,130
Ono Pharmaceutical Co. Ltd.	3,505	68,875
Oracle Corp. Japan	389	26,160
Oriental Land Co. Ltd.	1,624	184,707
ORIX Corp.	10,302	148,015
Osaka Gas Co. Ltd.	3,123	61,745
Otsuka Corp.	1,064	39,807
Otsuka Holdings Co. Ltd.	3,552	139,853
Pan Pacific International Holdings Corp.	909	60,225
Panasonic Corp.	19,947	171,985
Park24 Co. Ltd.	1,041	22,631
Persol Holdings Co. Ltd.	1,200	19,486
Pigeon Corp.	900	36,926
Pola Orbis Holdings, Inc.	932	29,811
Rakuten, Inc.	8,000	75,919
Recruit Holdings Co. Ltd.	9,157	262,535
Renesas Electronics Corp. (2)	4,000	18,589

Resona Holdings, Inc.	19,311	83,657
Ricoh Co. Ltd.	5,835	61,106
Rinnai Corp.	346	24,499
Rohm Co. Ltd.	907	56,828
Ryohin Keikaku Co. Ltd.	243	61,682
Sankyo Co. Ltd.	600	22,907
Santen Pharmaceutical Co. Ltd.	2,900	43,344
SBI Holdings, Inc. (1)	1,575	35,220
Secom Co. Ltd.	1,648	141,331
Sega Sammy Holdings, Inc.	1,500	17,724
Seibu Holdings, Inc.	1,400	24,530
Seiko Epson Corp. (1)	2,252	34,546
Sekisui Chemical Co. Ltd.	3,264	52,595
Sekisui House Ltd.	4,350	72,086
Seven & I Holdings Co. Ltd.	6,826	257,546
Seven Bank Ltd.	6,071	17,947
SG Holdings Co. Ltd.	500	14,586
Sharp Corp.	1,524	16,838
Shimadzu Corp.	2,014	58,456
Shimamura Co. Ltd.	225	19,069
Shimano, Inc.	650	105,831
Shimizu Corp.	5,627	49,007
Shin-Etsu Chemical Co. Ltd.	3,335	280,636
Shinsei Bank Ltd. (2)	1,822	25,926
Shionogi & Co. Ltd.	2,421	150,299
Shiseido Co. Ltd.	3,074	222,572
Shizuoka Bank Ltd. (The)	3,925	29,900
Showa Denko KK	1,300	45,952
Showa Shell Sekiyu KK (1)	1,921	26,289
SMC Corp.	479	180,562
SoftBank Corp. (1)	13,000	146,460
SoftBank Group Corp.	7,092	691,304
Sohgo Security Services Co. Ltd. (1)	728	31,754
Sompo Holdings, Inc.	2,899	107,359
Sony Corp.	11,280	476,255
Sony Financial Holdings, Inc.	1,774	33,479
Stanley Electric Co. Ltd. (1)	1,134	30,559
Subaru Corp.	5,128	117,086
Sumco Corp.	1,000	11,186
Sumitomo Chemical Co. Ltd.	13,034	60,847
Sumitomo Corp.	10,225	141,762
Sumitomo Dainippon Pharma Co. Ltd.	1,622	40,257
Sumitomo Electric Industries Ltd.	6,690	88,998
Sumitomo Heavy Industries Ltd.	1,127	36,627
Sumitomo Metal Mining Co. Ltd.	2,120	62,819
Sumitomo Mitsui Financial Group, Inc.	11,197	392,104
Sumitomo Mitsui Trust Holdings, Inc.	2,582	92,795
Sumitomo Realty & Development Co. Ltd.	2,468	102,398
Sumitomo Rubber Industries Ltd. (1)	1,700	20,418
Sundrug Co. Ltd.	700	19,319

Suntory Beverage & Food Ltd.	1,117	52,534
Suzuken Co. Ltd.	500	29,002
Suzuki Motor Corp.	2,978	132,008
Sysmex Corp.	1,393	84,383
T&D Holdings, Inc. (1)	5,006	52,717
Taiheiyo Cement Corp.	1,231	41,114
Taisei Corp. (1)	1,849	86,021
Taisho Pharmaceutical Holdings Co. Ltd.	167	15,954
Taiyo Nippon Sanso Corp.	1,324	20,216
Takashimaya Co. Ltd.	1,540	20,522
Takeda Pharmaceutical Co. Ltd.	12,624	516,981
TDK Corp.	1,255	98,774
Teijin Ltd.	1,307	21,613
Terumo Corp.	5,318	162,761
THK Co. Ltd.	1,228	30,499
Tobu Railway Co. Ltd.	1,973	57,023
Toho Co. Ltd.	1,156	46,502
Toho Gas Co. Ltd.	772	34,719
Tohoku Electric Power Co., Inc.	3,514	44,869
Tokio Marine Holdings, Inc.	5,600	271,301
Tokyo Century Corp.	500	21,792
Tokyo Electric Power Co. Holdings, Inc. (2)	11,600	73,383
Tokyo Electron Ltd.	1,488	215,847
Tokyo Gas Co. Ltd.	3,362	91,008
Tokyu Corp.	2,784	48,668
Tokyu Fudosan Holdings Corp.	5,227	31,323
Toppan Printing Co. Ltd.	2,674	40,466
Toray Industries, Inc.	11,862	75,696
Toshiba Corp.	5,374	171,290
Tosoh Corp.	1,600	24,965
TOTO Ltd. (1)	1,143	48,600
Toyo Seikan Group Holdings Ltd.	1,665	34,155
Toyo Suisan Kaisha Ltd.	904	34,460
Toyoda Gosei Co. Ltd.	662	14,055
Toyota Industries Corp.	1,361	68,389
Toyota Motor Corp.	19,830	1,168,201
Toyota Tsusho Corp.	1,765	57,669
Trend Micro, Inc.	1,144	55,794
Tsuruha Holdings, Inc.	372	30,297
Unicharm Corp.	3,314	109,866
United Urban Investment Corp.	22	34,732
USS Co. Ltd.	2,235	41,565
Welcia Holdings Co. Ltd.	800	27,179
West Japan Railway Co.	1,478	111,361
Yahoo Japan Corp.	23,517	57,679
Yakult Honsha Co. Ltd.	896	62,822
Yamada Denki Co. Ltd. (1)	6,405	31,589
Yamaguchi Financial Group, Inc.	2,021	17,136
Yamaha Corp.	1,409	70,553
Yamaha Motor Co. Ltd.	2,354	46,304

Yamato Holdings Co. Ltd.	2,964	76,681
Yamazaki Baking Co. Ltd.	1,347	21,897
Yaskawa Electric Corp. (1)	2,183	68,925
Yokogawa Electric Corp.	2,328	48,343
Yokohama Rubber Co. Ltd. (The)	1,123	20,905
ZOZO, Inc. (1)	1,807	34,163
		28,562,993

Luxembourg - 0.3%
ArcelorMittal	5,939	120,528
Aroundtown SA	6,058	49,969
Eurofins Scientific SE (1)	110	45,569
Millicom International Cellular SA SDR (2)	674	40,933
SES SA FDR	3,178	49,448
Tenaris SA	4,814	67,815
		374,262

Netherlands - 6.3%
ABN AMRO Group NV (5)	2,854	64,342
Adyen NV (2)(5)	94	73,729
Aegon NV	16,563	79,560
AerCap Holdings NV (2)	1,228	57,151
Airbus SE	5,180	686,537
Akzo Nobel NV	2,042	181,398
ASML Holding NV	3,587	674,176
CNH Industrial NV	9,151	93,237
EXOR NV	898	58,320
Fiat Chrysler Automobiles NV (2)	9,199	137,393
Heineken Holding NV	1,027	103,048
Heineken NV	2,142	226,397
ING Groep NV	33,790	409,443
Koninklijke Ahold Delhaize NV	10,626	282,904
Koninklijke DSM NV	1,668	181,953
Koninklijke KPN NV	27,289	86,625
Koninklijke Philips NV	7,848	320,650
Koninklijke Vopak NV	716	34,294
NN Group NV	2,795	116,290
NXP Semiconductors NV	2,976	263,049
QIAGEN NV (2)	2,172	88,166
Randstad NV (1)	975	47,607
Royal Dutch Shell plc, Class A	39,431	1,239,155
Royal Dutch Shell plc, Class B	32,322	1,021,556
STMicroelectronics NV	5,943	88,148
Unilever NV	13,592	792,433
Wolters Kluwer NV	2,422	165,009
		7,572,570

New Zealand - 0.3%
a2 Milk Co., Ltd. (2)	7,329	71,712
Auckland International Airport Ltd.	7,512	41,673

Fisher & Paykel Healthcare Corp. Ltd.	2,978	31,880
Fletcher Building Ltd.	7,060	23,809
Meridian Energy Ltd.	13,065	37,271
Ryman Healthcare Ltd.	3,823	31,921
Spark New Zealand Ltd.	18,656	48,326
		286,592

Norway - 0.7%
Aker BP ASA	523	18,651
DNB ASA	8,213	151,282
Equinor ASA	10,475	229,613
Gjensidige Forsikring ASA (1)	2,039	35,245
Marine Harvest ASA	3,437	76,786
Norsk Hydro ASA	12,075	49,107
Orkla ASA	6,708	51,516
Schibsted ASA, Class B	908	32,553
Telenor ASA	5,788	115,898
Yara International ASA	1,585	64,945
		825,596

Portugal - 0.2%
Banco Espirito Santo SA (2)(3)	34,023	-
EDP - Energias de Portugal SA	23,611	92,895
Galp Energia SGPS SA	5,073	81,288
Jeronimo Martins SGPS SA	1,795	26,504
		200,687

Singapore - 1.3%
Ascendas Real Estate Investment Trust	19,131	41,120
CapitaLand Commercial Trust	21,099	30,229
CapitaLand Ltd.	26,148	70,551
CapitaLand Mall Trust	25,281	44,425
City Developments Ltd.	4,171	27,914
ComfortDelGro Corp. Ltd.	21,978	41,772
DBS Group Holdings Ltd.	16,148	301,433
Genting Singapore Ltd.	48,954	37,656
Golden Agri-Resources Ltd.	123,300	25,492
Jardine Cycle & Carriage Ltd.	1,007	24,188
Keppel Corp. Ltd.	14,828	68,229
Oversea-Chinese Banking Corp. Ltd.	28,436	232,481
SATS Ltd.	6,826	25,795
SembCorp Industries Ltd.	12,300	23,198
Singapore Airlines Ltd.	3,300	23,564
Singapore Exchange Ltd.	5,000	27,028
Singapore Press Holdings Ltd.	15,419	27,475
Singapore Technologies Engineering Ltd.	10,618	29,363
Singapore Telecommunications Ltd.	62,191	138,855
Suntec Real Estate Investment Trust	24,465	35,251
United Overseas Bank Ltd.	12,114	226,016
UOL Group Ltd.	4,870	25,037

Venture Corp. Ltd.	2,000	26,572
Wilmar International Ltd.	10,700	26,163
Yangzijiang Shipbuilding Holdings Ltd.	20,000	22,209
		1,602,016

Spain - 3.0%
ACS Actividades de Construccion y Servicios SA	1,985	87,264
Aena SME SA (5)	615	110,817
Amadeus IT Group SA, Class A	3,966	317,870
Banco Bilbao Vizcaya Argentaria SA	59,631	340,722
Banco de Sabadell SA	46,278	46,126
Banco Santander SA	142,961	663,844
Bankia SA (1)	11,742	30,445
Bankinter SA	5,419	41,302
CaixaBank SA	33,360	104,323
Enagas SA	2,312	67,308
Endesa SA	2,003	51,117
Ferrovial SA	4,427	103,740
Grifols SA	2,499	70,072
Iberdrola SA	56,463	495,732
Industria de Diseno Textil SA	8,964	263,555
Mapfre SA	10,989	30,290
Naturgy Energy Group SA	2,975	83,269
Red Electrica Corp. SA	4,173	88,954
Repsol SA	11,073	189,440
Siemens Gamesa Renewable Energy SA (1)(2)	1,846	29,425
Telefonica SA	39,336	329,513
		3,545,128

Sweden - 2.4%
Alfa Laval AB	1,761	40,470
Assa Abloy AB, Class B	8,723	188,263
Atlas Copco AB, Class A	5,827	156,752
Atlas Copco AB, Class B	3,558	88,247
Boliden AB	2,356	67,144
Electrolux AB, Series B	1,958	50,420
Epiroc AB, Class A (2)	5,827	58,851
Epiroc AB, Class B (2)	3,558	34,089
Essity AB, Class B	5,585	161,174
Hennes & Mauritz AB, Class B	7,113	118,668
Hexagon AB, Class B	2,400	125,430
Husqvarna AB, Class B	4,245	34,717
ICA Gruppen AB	820	32,921
Industrivarden AB, Class C	1,673	35,084
Investor AB, Class B	4,344	195,814
Kinnevik AB, Class B	1,988	51,561
L E Lundbergforetagen AB, Class B	510	16,152
Lundin Petroleum AB	1,724	58,378
Sandvik AB	10,353	168,382
Securitas AB, Class B	3,192	51,634

Skandinaviska Enskilda Banken AB, Class A	13,044	112,999
Skanska AB, Class B	2,734	49,722
SKF AB, Class B (1)	3,325	55,319
Svenska Handelsbanken AB, Class A	12,961	136,842
Swedbank AB, Class A	7,827	110,618
Swedish Match AB	1,590	81,126
Tele2 AB, Class B (1)	3,663	48,876
Telefonaktiebolaget LM Ericsson, Class B	27,017	248,878
Telia Co. AB	25,833	116,446
Volvo AB, Class B	14,184	220,081
		2,915,058

Switzerland - 9.3%
ABB Ltd.	16,743	314,675
Adecco Group AG	1,418	75,728
Baloise Holding AG	415	68,589
Barry Callebaut AG	22	39,766
Chocoladefabriken Lindt & Sprungli AG	1	78,209
Chocoladefabriken Lindt & Sprungli AG PC	10	67,994
Cie Financiere Richemont SA	4,675	341,057
Clariant AG	1,110	23,364
Coca-Cola HBC AG	1,844	62,879
Credit Suisse Group AG	21,448	250,007
Dufry AG	109	11,461
EMS-Chemie Holding AG	52	28,228
Ferguson plc	2,176	138,592
Geberit AG	344	140,693
Givaudan SA	68	174,048
Glencore plc	99,586	412,700
Julius Baer Group Ltd.	2,030	82,118
Kuehne & Nagel International AG	489	67,094
LafargeHolcim Ltd.	4,164	205,879
Lonza Group AG	692	214,836
Nestle SA	26,467	2,523,639
Novartis AG	18,859	1,812,717
Pargesa Holding SA	354	27,763
Partners Group Holding AG	156	113,484
Roche Holding AG	6,123	1,687,222
Schindler Holding AG	231	47,824
Schindler Holding AG PC	303	62,872
SGS SA	49	122,044
Sika AG	1,200	167,822
Sonova Holding AG	543	107,606
Straumann Holding AG	95	77,662
Swatch Group AG (The)	505	27,962
Swatch Group AG (The), Bearer Shares	228	65,300
Swiss Life Holding AG	289	127,333
Swiss Prime Site AG	646	56,623
Swiss Re AG	2,593	253,453
Swisscom AG (1)	201	98,343

Temenos AG	441	65,063
UBS Group AG	34,696	420,985
Vifor Pharma AG	390	52,779
Zurich Insurance Group AG	1,356	448,886
		11,165,299

United Kingdom - 14.3%
3i Group plc	8,757	112,294
Admiral Group plc	1,608	45,484
Anglo American plc	8,632	230,875
Antofagasta plc	4,020	50,578
Ashtead Group plc	4,542	109,801
Associated British Foods plc	3,229	102,676
AstraZeneca plc	11,049	881,946
Auto Trader Group plc (5)	8,362	56,873
Aviva plc	31,617	170,018
Babcock International Group plc	2,322	14,940
BAE Systems plc	28,922	181,797
Barclays plc	148,320	298,756
Barratt Developments plc	8,797	68,716
Berkeley Group Holdings plc	1,068	51,344
BHP Group plc	17,775	428,856
BP plc	175,243	1,272,522
British American Tobacco plc	19,976	833,355
British Land Co. plc (The)	8,346	64,077
BT Group plc	72,149	209,616
Bunzl plc	2,897	95,619
Burberry Group plc	3,925	100,035
Carnival plc	1,546	76,415
Centrica plc	43,792	65,232
Coca-Cola European Partners plc (2)(6)	1	52
Coca-Cola European Partners plc (2)(6)	1,736	89,479
Compass Group plc	14,287	336,150
ConvaTec Group plc (5)	9,566	17,651
Croda International plc	1,191	78,246
Diageo plc	20,754	849,296
Direct Line Insurance Group plc	11,922	54,844
easyJet plc	1,619	23,587
Fresnillo plc	2,253	25,533
G4S plc	12,759	30,532
GlaxoSmithKline plc	43,689	907,673
GVC Holdings plc	4,677	34,098
Hammerson plc	8,073	35,342
Hargreaves Lansdown plc	2,659	64,597
HSBC Holdings plc	173,810	1,412,354
Imperial Brands plc	8,611	294,558
Informa plc	11,094	107,579
InterContinental Hotels Group plc	1,531	92,139
Intertek Group plc	1,422	90,083
Investec plc	6,644	38,286

ITV plc	34,182	56,638
J Sainsbury plc	16,600	50,940
John Wood Group plc	4,732	31,279
Johnson Matthey plc	1,639	67,214
Kingfisher plc	19,212	58,918
Land Securities Group plc	6,865	81,734
Legal & General Group plc	47,541	170,607
Lloyds Banking Group plc	630,386	510,724
London Stock Exchange Group plc	2,871	177,589
Marks & Spencer Group plc	9,644	35,001
Meggitt plc	7,904	51,815
Melrose Industries plc	36,399	86,940
Merlin Entertainments plc (5)	7,236	32,392
Micro Focus International plc	3,814	99,162
Mondi plc	3,206	70,991
National Grid plc	30,455	338,060
Next plc	1,210	87,926
NMC Health plc (1)	541	16,125
Pearson plc	7,041	76,815
Persimmon plc	2,734	77,333
Prudential plc	21,912	439,236
Reckitt Benckiser Group plc	5,982	497,837
RELX plc (6)	9,036	193,364
RELX plc (6)	7,771	166,102
Rio Tinto plc	10,300	598,667
Rolls-Royce Holdings plc	15,214	179,169
Royal Bank of Scotland Group plc	43,321	139,497
Royal Mail plc	7,310	22,714
RSA Insurance Group plc	8,671	57,381
Sage Group plc (The)	9,664	88,328
Schroders plc	934	32,889
Segro plc	8,386	73,613
Severn Trent plc	2,400	61,809
Smith & Nephew plc	7,814	155,179
Smiths Group plc	3,491	65,326
SSE plc	9,191	142,201
St James’s Place plc	4,702	63,012
Standard Chartered plc	24,032	185,247
Standard Life Aberdeen plc	21,252	73,044
Taylor Wimpey plc	27,593	63,111
Tesco plc	84,614	256,084
Unilever plc	10,060	579,080
United Utilities Group plc	3,824	40,613
Vodafone Group plc	239,227	435,931
Weir Group plc (The)	2,420	49,186
Whitbread plc	1,607	106,345
WM Morrison Supermarkets plc	18,613	55,217
WPP plc	9,814	103,676
		17,205,965

Total Common Stocks (Cost $92,627,169)		118,949,281

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%	1,570,628	1,570,628

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,570,628)		1,570,628

TOTAL INVESTMENTS (Cost $94,197,797) - 100.2%		120,519,909
Other assets and liabilities, net - (0.2%)		(194,392)
NET ASSETS - 100.0%		120,325,517

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $3,494,634 and the total market value of the collateral received by the Fund was $3,694,177, comprised of cash of $1,570,628 and U.S. Government and/or agencies securities of $2,123,549.

(2) Non-income producing security.
(3) For fair value measurement disclosure purposes, security is categorized as Level 3.
(4) Amount is less than 0.05%.
(5) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $919,521, which represents 0.8% of the net assets of the Fund as of March 31, 2019.

(6) Securities are traded on separate exchanges for the same entity.

At March 31, 2019, the concentration of the Fund’s investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% of total investments*
Financials	18.9%
Industrials	14.4%
Consumer Staples	11.9%
Health Care	11.2%
Consumer Discretionary	11.0%
Materials	7.5%
Information Technology	6.3%
Energy	5.8%
Communication Services	5.4%
Real Estate	3.8%
Utilities	3.8%
Total	100.0%

* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Abbreviations:
ADR:	American Depositary Receipt
CDI:	CHESS Depositary Interest
FDR:	Fiduciary Depositary Receipt
PC:	Participation Certificate
PFC Shares:	Preference Shares
SDR:	Swedish Depositary Receipt

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of March 31, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3(1)	Total
Common Stocks
China	$24,420	$18,919		$—	$43,339
Hong Kong	43,825	4,792,731		—	4,836,556
Israel	332,684	312,653		—	645,337
Netherlands	320,200	7,252,370		—	7,572,570
United Kingdom	52	17,205,913		—	17,205,965
Other Countries(2)	—	88,645,514		—	88,645,514
Total Common Stocks	$721,181	$118,228,100	(3)	$—	$118,949,281
Short Term Investment of Cash Collateral for Securities Loaned	1,570,628	—		—	1,570,628
Total Investments	$2,291,809	$118,228,100		$—	$120,519,909

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2019 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.